INTANGIBLE ASSETS - Narratives (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 899	$ 1,054	$ 966
Trademark assets | UK and Ireland Short Stay
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 893	$ 905